SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event $ / shares in Units, $ in Thousands	1 Months Ended
Jul. 17, 2023 USD ($) $ / shares shares
Securities Purchase Agreements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares sold | shares	8,500,000
Purchase price per share | $ / shares	$ 1
Cash inflow from issuing shares	$ 8,500
Lavie Bio Ltd [Member] | Corteva Agriscience Llc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Initial payment	$ 5,000